Schedule of Investments
(unaudited)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc. , (Acquired 08/02/21 , cost
$ 25,124 )
(a) (b)
.................... 2,555 $ 7,997
Chemicals — 0.0%
Element Solutions, Inc. ............... 629 12,335
Financial Services — 0.0%
Block, Inc., Class A
(a)
................ 58 2,567
Ground Transportation — 0.0%
Uber Technologies, Inc.
(a)
............. 201 9,244
Hotels, Restaurants & Leisure — 0.1%
Aramark ......................... 205 7,114
Carnival Corp.
(a)
.................... 764 10,482
17,596
IT Services — 0.0%
Twilio, Inc., Class A
(a)
................ 29 1,697
Metals & Mining — 0.2%
Constellium SE, Class A
(a)
............. 1,837 33,433
Pharmaceuticals — 0.1%
Catalent, Inc.
(a)
.................... 353 16,072
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 702 14,791
Total Common Stocks — 0 .5%
(Cost: $ 131,704 ) ................................ 115,732
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.1%
Bombardier, Inc.
(c)
7.13% , 06/15/26 ................. USD 78 75,571
7.88% , 04/15/27 ................. 42 40,982
6.00% , 02/15/28 ................. 68 61,689
7.50% , 02/01/29 ................. 28 26,571
BWX Technologies, Inc.
(c)
4.13% , 06/30/28 ................. 10 8,841
4.13% , 04/15/29 ................. 19 16,625
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
.................... 3 2,740
Spirit AeroSystems, Inc.
(c)
7.50% , 04/15/25 ................. 2 1,962
9.38% , 11/30/29 ................. 47 47,829
TransDigm, Inc.
6.25% , 03/15/26
(c)
................ 323 317,374
7.50% , 03/15/27 ................. 10 10,018
6.75% , 08/15/28
(c)
................ 179 176,223
6.88% , 12/15/30
(c)
................ 13 12,747
Triumph Group, Inc., 9.00%, 03/15/28
(c)
... 56 55,373
854,545
Air Freight & Logistics — 0.1%
Forward Air Corp., 9.50%, 10/15/31
(c)
..... 24 23,983
Automobile Components — 2.2%
Clarios Global LP
(c)
6.75% , 05/15/25 ................. 28 27,789
6.25% , 05/15/26 ................. 57 55,771
8.50% , 05/15/27 ................. 201 200,423
6.75% , 05/15/28 ................. 53 51,742
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 8 7,500
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Goodyear Tire & Rubber Co. (The)
9.50% , 05/31/25 ................. USD 5 $ 5,075
5.00% , 07/15/29 ................. 9 7,752
5.63% , 04/30/33 ................. 2 1,637
Icahn Enterprises LP
4.75% , 09/15/24 ................. 13 12,521
6.25% , 05/15/26 ................. 12 11,149
5.25% , 05/15/27 ................. 51 44,828
4.38% , 02/01/29 ................. 23 18,392
Tenneco, Inc., 8.00%, 11/17/28
(c)
....... 12 9,765
454,344
Automobiles — 0.4%
Ford Motor Co.
3.25% , 02/12/32 ................. 46 35,451
6.10% , 08/19/32 ................. 40 37,676
73,127
Banks — 0.5%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a) (d) (e)
EUR 100 27,488
Citigroup, Inc.
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(g)
..................... USD 14 13,658
(1-day SOFR + 2.66%), 6.17% , 05/25/34 30 28,669
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(f) (g)
............... 29 29,237
99,052
Broadline Retail — 0.5%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 17 13,302
Go Daddy Operating Co. LLC
5.25% , 12/01/27 ................. 5 4,716
3.50% , 03/01/29 ................. 16 13,462
LCM Investments Holdings II LLC, 8.25%,
08/01/31 ..................... 17 16,514
Match Group Holdings II LLC
4.63% , 06/01/28 ................. 15 13,448
4.13% , 08/01/30 ................. 6 4,951
3.63% , 10/01/31 ................. 26 20,517
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 10 9,381
96,291
Building Products — 1.0%
(c)
Advanced Drainage Systems, Inc.
5.00% , 09/30/27 ................. 27 25,223
6.38% , 06/15/30 ................. 25 24,011
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 14 13,505
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 18 17,283
Masonite International Corp.
5.38% , 02/01/28 ................. 8 7,441
3.50% , 02/15/30 ................. 17 13,813
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 ................. 21 18,843
9.75% , 07/15/28 ................. 7 6,912
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... 42 38,786
Standard Industries, Inc.
5.00% , 02/15/27 ................. 2 1,854
4.75% , 01/15/28 ................. 5 4,510
4.38% , 07/15/30 ................. 24 19,877
3.38% , 01/15/31 ................. 18 13,913
Summit Materials LLC, 5.25%, 01/15/29 ... 3 2,724
208,695

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.4%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... USD 10 $ 10,061
Ares Capital Corp., 7.00%, 01/15/27 ..... 10 10,000
Blackstone Private Credit Fund
7.05% , 09/29/25 ................. 5 5,008
3.25% , 03/15/27 ................. 5 4,343
Blue Owl Capital Corp.
3.75% , 07/22/25 ................. 5 4,685
3.40% , 07/15/26 ................. 4 3,586
Blue Owl Credit Income Corp.
5.50% , 03/21/25 ................. 11 10,640
3.13% , 09/23/26 ................. 3 2,637
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 19 16,612
Northern Trust Corp., 6.13%, 11/02/32 .... 8 7,899
75,471
Chemicals — 2.0%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ 13 10,109
Avient Corp., 7.13%, 08/01/30
(c)
........ 9 8,842
Celanese US Holdings LLC
6.35% , 11/15/28 ................. 11 10,862
6.55% , 11/15/30 ................. 9 8,808
6.70% , 11/15/33 ................. 16 15,574
Chemours Co. (The)
(c)
5.75% , 11/15/28 ................. 13 11,283
4.63% , 11/15/29 ................. 5 4,022
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 149 128,585
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 19 18,515
HB Fuller Co., 4.25%, 10/15/28 ........ 10 8,824
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 22 20,778
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 9 7,421
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c) (f)
20 14,600
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 11 9,145
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 18,344
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 4 3,930
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................. 6 4,584
4.38% , 02/01/32 ................. 3 2,252
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 36 28,851
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 ................. 15 13,762
5.63% , 08/15/29 ................. 66 53,377
7.38% , 03/01/31 ................. 24 23,268
425,736
Commercial Services & Supplies — 3.9%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 ................. 2 1,691
4.88% , 07/15/32 ................. 4 3,340
Allied Universal Holdco LLC
(c)
9.75% , 07/15/27 ................. 137 122,535
4.63% , 06/01/28 ................. 200 166,672
APi Group DE, Inc.
(c)
4.13% , 07/15/29 ................. 14 11,765
4.75% , 10/15/29 ................. 8 6,999
APX Group, Inc.
(c)
6.75% , 02/15/27 ................. 14 13,443
5.75% , 07/15/29 ................. 22 18,538
Aramark Services, Inc.
(c)
5.00% , 04/01/25 ................. 8 7,863
6.38% , 05/01/25 ................. 17 17,271
5.00% , 02/01/28 ................. 46 42,542
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 4 3,921
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc.
(c)
4.88% , 07/15/27 ................. USD 2 $ 1,885
5.13% , 07/15/29 ................. 11 10,119
6.38% , 02/01/31 ................. 7 6,806
Covanta Holding Corp.
4.88% , 12/01/29
(c)
................ 12 9,845
5.00% , 09/01/30 ................. 9 7,182
Garda World Security Corp.
(c)
4.63% , 02/15/27 ................. 25 22,877
9.50% , 11/01/27 ................. 4 3,824
7.75% , 02/15/28 ................. 37 36,275
GFL Environmental, Inc.
(c)
4.25% , 06/01/25 ................. 10 9,610
3.75% , 08/01/25 ................. 16 15,166
5.13% , 12/15/26 ................. 23 21,910
4.00% , 08/01/28 ................. 38 33,203
3.50% , 09/01/28 ................. 7 6,026
4.38% , 08/15/29 ................. 37 32,139
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 9 8,820
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 28 22,547
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 18 16,295
Prime Security Services Borrower LLC
(c)
5.75% , 04/15/26 ................. 16 15,523
6.25% , 01/15/28 ................. 36 33,342
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 9 7,761
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 63 58,828
Williams Scotsman, Inc., 7.38%, 10/01/31
(c)
. 27 26,853
823,416
Communications Equipment — 0.7%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 23 21,895
CommScope, Inc.
6.00% , 03/01/26 ................. 33 30,796
4.75% , 09/01/29 ................. 18 13,240
Viasat, Inc.
5.63% , 09/15/25 ................. 43 39,721
5.63% , 04/15/27 ................. 26 22,526
7.50% , 05/30/31 ................. 4 2,642
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 15 12,194
143,014
Construction & Engineering — 0.7%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 40 34,908
Brand Industrial Services, Inc., 10.38%,
08/01/30 ..................... 102 102,157
Dycom Industries, Inc., 4.50%, 04/15/29 ... 11 9,515
MasTec, Inc., 4.50%, 08/15/28 ......... 4 3,597
150,177
Consumer Finance — 1.8%
Capital One Financial Corp., (1-day SOFR +
2.86%), 6.38%, 06/08/34
(f)
.......... 10 9,437
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 200 188,766
Global Aircraft Leasing Co. Ltd.
(c)(h)
6.50% , ( 6.50 % Cash or 7.25 % PIK),
09/15/24 .................... 21 19,805
Series 2021, 6.50% , ( 6.50 % Cash or 7.25%
PIK), 09/15/24
(f)
................ 15 13,818
Macquarie Airfinance Holdings Ltd.
(c)
8.38% , 05/01/28 ................. 6 6,083
8.13% , 03/30/29 ................. 12 12,016
Navient Corp.
5.88% , 10/25/24 ................. 2 1,968
5.50% , 03/15/29 ................. 11 9,240
9.38% , 07/25/30 ................. 10 9,863

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
OneMain Finance Corp.
6.88% , 03/15/25 ................. USD 14 $ 13,889
7.13% , 03/15/26 ................. 22 21,546
3.50% , 01/15/27 ................. 7 5,994
6.63% , 01/15/28 ................. 29 26,757
9.00% , 01/15/29 ................. 2 1,994
5.38% , 11/15/29 ................. 13 10,888
4.00% , 09/15/30 ................. 17 12,756
SLM Corp., 3.13%, 11/02/26 .......... 14 12,143
376,963
Consumer Staples Distribution & Retail — 0.9%
(c)
Albertsons Cos., Inc.
3.25% , 03/15/26 ................. 20 18,525
4.63% , 01/15/27 ................. 4 3,777
5.88% , 02/15/28 ................. 27 25,987
6.50% , 02/15/28 ................. 10 9,884
3.50% , 03/15/29 ................. 30 25,578
4.88% , 02/15/30 ................. 21 18,921
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 31 26,779
United Natural Foods, Inc., 6.75%, 10/15/28 6 4,574
US Foods, Inc.
6.88% , 09/15/28 ................. 13 12,972
4.75% , 02/15/29 ................. 27 24,132
4.63% , 06/01/30 ................. 3 2,606
7.25% , 01/15/32 ................. 15 14,985
188,720
Containers & Packaging — 3.7%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(c)
............... 200 156,514
Ball Corp.
6.00% , 06/15/29 ................. 14 13,592
3.13% , 09/15/31 ................. 15 11,746
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 ................. 63 58,577
8.75% , 04/15/30 ................. 38 32,591
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,060
Graphic Packaging International LLC, 4.75%,
07/15/27
(c)
.................... 9 8,484
LABL, Inc.
(c)
5.88% , 11/01/28 ................. 17 15,261
9.50% , 11/01/28 ................. 30 30,750
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 08/15/26 ................. 207 199,700
9.25% , 04/15/27 ................. 6 5,245
Owens-Brockway Glass Container, Inc.
(c)
6.63% , 05/13/27 ................. 3 2,924
7.25% , 05/15/31 ................. 16 15,640
Sealed Air Corp.
(c)
4.00% , 12/01/27 ................. 13 11,600
6.13% , 02/01/28 ................. 11 10,654
5.00% , 04/15/29 ................. 3 2,697
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
7 7,315
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c) (i)
................... 200 182,777
770,127
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 4 3,333
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 24 22,794
Resideo Funding, Inc., 4.00%, 09/01/29 ... 5 4,108
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 5 4,988
35,223
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 1.0%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. USD 3 $ 2,895
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 11 9,292
Service Corp. International
5.13% , 06/01/29 ................. 2 1,849
4.00% , 05/15/31 ................. 20 16,420
Sotheby's, 7.38%, 10/15/27
(c)
.......... 200 184,083
214,539
Diversified REITs — 0.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 7 5,420
GLP Capital LP, 3.25%, 01/15/32 ....... 31 24,059
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 16 14,221
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 15 12,329
RHP Hotel Properties LP, 7.25%, 07/15/28
(c)
48 47,159
VICI Properties LP
(c)
4.63% , 12/01/29 ................. 28 24,837
4.13% , 08/15/30 ................. 25 21,260
149,285
Diversified Telecommunication Services — 6.2%
Altice France SA, 8.13%, 02/01/27
(c)
..... 200 177,359
CCO Holdings LLC
(c)
5.38% , 06/01/29 ................. 22 19,739
6.38% , 09/01/29 ................. 51 47,556
4.75% , 03/01/30 ................. 20 16,789
4.50% , 08/15/30 ................. 5 4,104
4.25% , 02/01/31 ................. 36 28,657
7.38% , 03/01/31 ................. 134 129,421
4.75% , 02/01/32 ................. 50 40,000
4.25% , 01/15/34 ................. 21 15,462
Frontier Communications Holdings LLC
(c)
5.88% , 10/15/27 ................. 28 25,465
5.00% , 05/01/28 ................. 49 41,837
8.75% , 05/15/30 ................. 79 75,009
Iliad Holding SASU, 6.50%, 10/15/26
(c)
.... 200 187,903
Level 3 Financing, Inc.
(c)
3.40% , 03/01/27 ................. 59 55,246
4.63% , 09/15/27 ................. 68 48,903
3.63% , 01/15/29 ................. 7 3,920
10.50% , 05/15/30 ................ 62 62,409
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
32 21,070
Telecom Italia Capital SA
6.38% , 11/15/33 ................. 13 11,272
6.00% , 09/30/34 ................. 31 25,847
7.20% , 07/18/36 ................. 6 5,339
7.72% , 06/04/38 ................. 2 1,830
Uniti Group LP, 10.50%, 02/15/28
(c)
...... 47 46,034
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 ................. 235 174,343
6.13% , 03/01/28 ................. 65 41,777
1,307,291
Electric Utilities — 0.4%
Clearway Energy Operating LLC, 3.75%,
02/15/31
(c)
.................... 2 1,578
NextEra Energy Operating Partners LP, 3.88%,
10/15/26
(c)
.................... 9 8,149
NRG Energy, Inc.
5.75% , 01/15/28 ................. 4 3,750
7.00% , 03/15/33
(c)
................ 15 14,493
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 20 17,370
Vistra Operations Co. LLC
(c)
5.50% , 09/01/26 ................. 2 1,907
5.00% , 07/31/27 ................. 2 1,839
7.75% , 10/15/31 ................. 22 21,671

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.95% , 10/15/33 ................. USD 15 $ 14,712
85,469
Electrical Equipment — 0.6%
(c)
Regal Rexnord Corp.
6.05% , 04/15/28 ................. 33 32,098
6.30% , 02/15/30 ................. 15 14,490
6.40% , 04/15/33 ................. 10 9,632
Sensata Technologies BV, 5.63%, 11/01/24 . 9 8,895
Vertiv Group Corp., 4.13%, 11/15/28 ..... 70 61,531
126,646
Electronic Equipment, Instruments & Components — 0.5%
(c)
Coherent Corp., 5.00%, 12/15/29 ....... 35 30,346
Sensata Technologies, Inc.
4.38% , 02/15/30 ................. 72 62,172
3.75% , 02/15/31 ................. 8 6,475
98,993
Energy Equipment & Services — 3.6%
Archrock Partners LP
(c)
6.88% , 04/01/27 ................. 27 26,118
6.25% , 04/01/28 ................. 42 39,103
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 16 15,800
Nabors Industries Ltd.
(c)
7.25% , 01/15/26 ................. 12 11,595
7.50% , 01/15/28 ................. 17 15,716
Nabors Industries, Inc.
5.75% , 02/01/25 ................. 49 47,959
7.38% , 05/15/27
(c)
................ 4 3,869
Noble Finance II LLC, 8.00%, 04/15/30
(c)
... 20 20,262
Oceaneering International, Inc., 6.00%,
02/01/28
(c)
.................... 5 4,710
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 10 10,036
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 5 4,736
Tervita Corp., 11.00%, 12/01/25
(c)
....... 7 7,318
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
. 9 9,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 8 8,140
Transocean, Inc.
(c)
7.50% , 01/15/26 ................. 36 35,183
11.50% , 01/30/27 ................ 37 38,804
8.00% , 02/01/27 ................. 17 16,362
8.75% , 02/15/30 ................. 67 68,968
USA Compression Partners LP
6.88% , 04/01/26 ................. 51 49,957
6.88% , 09/01/27 ................. 24 23,267
Valaris Ltd., 8.38%, 04/30/30
(c)
......... 50 50,038
Venture Global LNG, Inc.
(c)
8.13% , 06/01/28 ................. 92 91,093
8.38% , 06/01/31 ................. 128 125,832
Weatherford International Ltd.
(c)
6.50% , 09/15/28 ................. 13 13,001
8.63% , 04/30/30 ................. 27 27,207
764,074
Entertainment — 0.7%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 16 10,549
Live Nation Entertainment, Inc.
4.88% , 11/01/24 ................. 3 2,947
5.63% , 03/15/26 ................. 4 3,841
6.50% , 05/15/27 ................. 90 88,739
4.75% , 10/15/27 ................. 24 21,975
3.75% , 01/15/28 ................. 13 11,473
Playtika Holding Corp., 4.25%, 03/15/29 ... 5 4,175
143,699
Security
Par (000)
Par (000) Value
Financial Services — 2.7%
Block, Inc.
2.75% , 06/01/26 ................. USD 39 $ 35,077
3.50% , 06/01/31 ................. 89 69,915
Blue Owl Credit Income Corp., 7.75%, 09/16/27 21 20,831
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 39 38,411
Freedom Mortgage Corp.
(c)
12.00% , 10/01/28 ................ 7 7,118
12.25% , 10/01/30 ................ 7 7,155
GGAM Finance Ltd.
(c)
7.75% , 05/15/26 ................. 3 2,970
8.00% , 06/15/28 ................. 3 2,994
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 14,899
Nationstar Mortgage Holdings, Inc.
(c)
5.00% , 02/01/26 ................. 86 80,332
6.00% , 01/15/27 ................. 5 4,725
5.13% , 12/15/30 ................. 8 6,496
5.75% , 11/15/31 ................. 10 8,272
Permian Resources Operating LLC, 7.00%,
01/15/32
(c)
.................... 12 11,835
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 ................. 59 51,961
3.88% , 03/01/31 ................. 7 5,581
4.00% , 10/15/33 ................. 5 3,776
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 61 57,515
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 140 140,024
569,887
Food Products — 1.2%
(c)
B&G Foods, Inc., 8.00%, 09/15/28 ...... 8 8,011
Chobani LLC
7.50% , 04/15/25 ................. 91 90,143
4.63% , 11/15/28 ................. 70 61,738
Darling Ingredients, Inc., 6.00%, 06/15/30 .. 45 42,603
Lamb Weston Holdings, Inc.
4.88% , 05/15/28 ................. 8 7,379
4.13% , 01/31/30 ................. 24 20,524
4.38% , 01/31/32 ................. 17 14,241
Post Holdings, Inc.
4.63% , 04/15/30 ................. 4 3,425
4.50% , 09/15/31 ................. 2 1,665
Simmons Foods, Inc., 4.63%, 03/01/29 ... 13 10,664
260,393
Gas Utilities — 0.2%
(c)
AmeriGas Partners LP, 9.38%, 06/01/28 ... 19 19,261
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................ 17 17,149
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 8 6,678
43,088
Ground Transportation — 1.3%
Hertz Corp. (The)
(c)
4.63% , 12/01/26 ................. 10 8,862
5.00% , 12/01/29 ................. 6 4,698
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 21 18,428
Uber Technologies, Inc.
7.50% , 05/15/25
(c)
................ 52 52,325
0.00% , 12/15/25
(j) (k)
............... 27 25,189
8.00% , 11/01/26
(c)
................ 15 15,176
7.50% , 09/15/27
(c)
................ 32 32,266
6.25% , 01/15/28
(c)
................ 30 29,336
4.50% , 08/15/29
(c)
................ 68 60,782
Williams Scotsman International, Inc.
(c)
6.13% , 06/15/25 ................. 11 10,890
4.63% , 08/15/28 ................. 12 10,740

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. USD 6 $ 6,066
274,758
Health Care Equipment & Supplies — 1.4%
Avantor Funding, Inc.
(c)
4.63% , 07/15/28 ................. 33 30,086
3.88% , 11/01/29 ................. 33 28,204
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(c)
.................... 81 81,241
Embecta Corp., 6.75%, 02/15/30
(c)
...... 3 2,452
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 13 13,570
Medline Borrower LP
(c)
3.88% , 04/01/29 ................. 27 22,827
5.25% , 10/01/29 ................. 132 114,087
Teleflex, Inc.
4.63% , 11/15/27 ................. 2 1,835
4.25% , 06/01/28
(c)
................ 10 8,945
303,247
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.
(c)
5.50% , 07/01/28 ................. 5 4,650
5.00% , 04/15/29 ................. 6 5,394
AdaptHealth LLC
(c)
6.13% , 08/01/28 ................. 6 5,179
5.13% , 03/01/30 ................. 2 1,549
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
28 23,520
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 ................. 34 29,163
6.00% , 01/15/29 ................. 33 26,650
5.25% , 05/15/30 ................. 41 31,167
4.75% , 02/15/31 ................. 43 30,432
Encompass Health Corp.
4.50% , 02/01/28 ................. 5 4,556
4.75% , 02/01/30 ................. 26 23,002
4.63% , 04/01/31 ................. 21 17,801
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 40 34,455
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(c)
.................... 9 7,740
LifePoint Health, Inc.
9.88% , 08/15/30
(c)
................ 22 21,299
Class B, 11.00% , 10/15/30 .......... 26 26,000
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 25 23,764
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 ................. 18 16,129
3.88% , 11/15/30 ................. 7 5,793
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 15 12,956
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 2 1,849
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 6 5,809
Surgery Center Holdings, Inc.
(c)
6.75% , 07/01/25 ................. 22 21,421
10.00% , 04/15/27 ................ 12 12,135
Tenet Healthcare Corp.
4.88% , 01/01/26 ................. 44 42,153
6.25% , 02/01/27 ................. 7 6,773
5.13% , 11/01/27 ................. 18 16,751
4.63% , 06/15/28 ................. 7 6,301
6.13% , 10/01/28 ................. 17 15,959
6.13% , 06/15/30 ................. 14 13,126
6.75% , 05/15/31
(c)
................ 82 79,087
572,563
Health Care REITs — 0.3%
MPT Operating Partnership LP
4.63% , 08/01/29 ................. 21 14,874
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
3.50% , 03/15/31 ................. USD 64 $ 39,966
54,840
Hotel & Resort REITs — 0.3%
RHP Hotel Properties LP
4.75% , 10/15/27 ................. 35 31,850
4.50% , 02/15/29
(c)
................ 16 13,711
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 ................. 11 9,948
4.00% , 09/15/29 ................. 8 6,552
Service Properties Trust, 7.50%, 09/15/25 .. 9 8,842
70,903
Hotels, Restaurants & Leisure — 7.5%
1011778 BC ULC
(c)
3.88% , 01/15/28 ................. 11 9,867
4.38% , 01/15/28 ................. 15 13,520
4.00% , 10/15/30 ................. 14 11,634
Boyd Gaming Corp.
4.75% , 12/01/27 ................. 12 11,047
4.75% , 06/15/31
(c)
................ 13 11,063
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 16 13,994
Caesars Entertainment, Inc.
(c)
6.25% , 07/01/25 ................. 72 71,014
8.13% , 07/01/27 ................. 66 66,315
4.63% , 10/15/29 ................. 40 33,882
7.00% , 02/15/30 ................. 90 87,576
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 4 3,983
Carnival Corp.
(c)
7.63% , 03/01/26 ................. 14 13,619
5.75% , 03/01/27 ................. 56 50,693
9.88% , 08/01/27 ................. 21 21,922
4.00% , 08/01/28 ................. 59 51,158
6.00% , 05/01/29 ................. 45 38,384
7.00% , 08/15/29 ................. 11 10,846
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 154 165,129
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 9 8,608
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 36 32,523
Cedar Fair LP
5.50% , 05/01/25
(c)
................ 6 5,875
5.38% , 04/15/27 ................. 6 5,620
6.50% , 10/01/28 ................. 5 4,727
Churchill Downs, Inc.
(c)
5.50% , 04/01/27 ................. 38 36,221
4.75% , 01/15/28 ................. 28 25,257
6.75% , 05/01/31 ................. 47 44,415
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 ................. 12 10,170
6.75% , 01/15/30 ................. 2 1,630
Hilton Domestic Operating Co., Inc.
5.38% , 05/01/25
(c)
................ 12 11,791
5.75% , 05/01/28
(c)
................ 15 14,501
3.75% , 05/01/29
(c)
................ 9 7,783
4.88% , 01/15/30 ................. 12 10,921
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 4 3,805
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 16 16,004
Life Time, Inc.
(c)
5.75% , 01/15/26 ................. 27 26,163
8.00% , 04/15/26 ................. 19 18,667
Light & Wonder International, Inc.
(c)
7.00% , 05/15/28 ................. 13 12,778
7.25% , 11/15/29 ................. 14 13,720
7.50% , 09/01/31 ................. 13 12,848

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... USD 17 $ 16,963
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
23 21,534
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
17 13,991
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 11 9,365
NCL Corp. Ltd.
(c)
5.88% , 03/15/26 ................. 27 24,928
8.38% , 02/01/28 ................. 9 9,129
7.75% , 02/15/29 ................. 3 2,784
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 11 9,708
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
. 11 11,000
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 ................. 10 7,700
5.88% , 09/01/31 ................. 10 7,375
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 15 14,044
Royal Caribbean Cruises Ltd.
(c)
11.50% , 06/01/25 ................ 4 4,223
4.25% , 07/01/26 ................. 6 5,501
5.50% , 08/31/26 ................. 11 10,383
5.38% , 07/15/27 ................. 12 11,106
11.63% , 08/15/27 ................ 13 14,104
5.50% , 04/01/28 ................. 16 14,672
8.25% , 01/15/29 ................. 13 13,415
9.25% , 01/15/29 ................. 40 42,257
7.25% , 01/15/30 ................. 19 18,831
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
.................... 8 6,900
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 42 39,433
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
13 12,967
Station Casinos LLC
(c)
4.50% , 02/15/28 ................. 16 13,957
4.63% , 12/01/31 ................. 21 16,798
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 14 13,925
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 ................. 16 14,603
7.00% , 02/15/29 ................. 3 2,760
9.13% , 07/15/31 ................. 42 42,020
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 10 9,050
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 16 14,371
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 28 26,045
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 ................. 49 42,832
7.13% , 02/15/31 ................. 22 20,883
1,569,230
Household Durables — 0.8%
Ashton Woods USA LLC
(c)
6.63% , 01/15/28 ................. 7 6,604
4.63% , 08/01/29 ................. 8 6,751
4.63% , 04/01/30 ................. 8 6,549
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 ................. 17 13,992
4.88% , 02/15/30 ................. 15 12,199
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13 12,527
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
8 8,054
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 13 11,966
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 4 4,077
KB Home, 7.25%, 07/15/30 ........... 5 4,912
Mattamy Group Corp.
(c)
5.25% , 12/15/27 ................. 14 12,777
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.63% , 03/01/30 ................. USD 11 $ 9,362
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 3,770
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
26 16,632
Taylor Morrison Communities, Inc.
(c)
5.88% , 06/15/27 ................. 9 8,556
5.13% , 08/01/30 ................. 5 4,369
Tempur Sealy International, Inc.
(c)
4.00% , 04/15/29 ................. 12 10,015
3.88% , 10/15/31 ................. 7 5,400
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 5 4,588
163,100
Household Products — 0.2%
Central Garden & Pet Co.
4.13% , 10/15/30 ................. 18 15,007
4.13% , 04/30/31
(c)
................ 16 13,045
Spectrum Brands, Inc.
(c)
5.00% , 10/01/29 ................. 9 8,155
5.50% , 07/15/30 ................. 3 2,720
38,927
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(c)
5.13% , 03/15/28 ................. 34 30,275
5.00% , 02/01/31 ................. 5 4,043
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 ................. 15 13,416
3.75% , 01/15/32 ................. 27 20,989
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
9 9,226
TransAlta Corp., 7.75%, 11/15/29 ....... 7 7,087
85,036
Industrial Conglomerates — 0.9%
Emerald Debt Merger Sub LLC, 6.63%,
12/15/30
(c)
.................... 189 181,946
Insurance — 3.9%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 11 9,244
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................. 98 87,743
6.75% , 10/15/27 ................. 158 146,942
6.75% , 04/15/28 ................. 32 30,882
5.88% , 11/01/29 ................. 89 77,076
AmWINS Group, Inc., 4.88%, 06/30/29 .... 22 19,277
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 20 19,659
HUB International Ltd.
7.00% , 05/01/26 ................. 57 56,874
7.25% , 06/15/30 ................. 99 98,819
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................. 32 32,235
10.50% , 12/15/30 ................ 17 17,296
NFP Corp.
4.88% , 08/15/28 ................. 72 63,385
6.88% , 08/15/28 ................. 136 116,508
7.50% , 10/01/30 ................. 8 7,683
8.50% , 10/01/31 ................. 13 13,020
Ryan Specialty LLC, 4.38%, 02/01/30 .... 12 10,450
807,093
IT Services — 0.8%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 14 11,826
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 9 7,673
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
19 16,758
Central Parent LLC, 8.00%, 06/15/29
(c)
.... 28 27,896
Gartner, Inc., 4.50%, 07/01/28
(c)
........ 11 10,035
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 20 17,800
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 2 1,849
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 15 14,644

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Twilio, Inc.
3.63% , 03/15/29 ................. USD 12 $ 10,046
3.88% , 03/15/31 ................. 58 47,159
165,686
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28
(c)
....... 6 6,045
Mattel, Inc.
6.20% , 10/01/40 ................. 14 12,469
5.45% , 11/01/41 ................. 13 10,723
29,237
Life Sciences Tools & Services — 0.4%
(c)
Charles River Laboratories International, Inc.
4.25% , 05/01/28 ................. 12 10,761
4.00% , 03/15/31 ................. 2 1,693
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 13 12,649
Star Parent, Inc., 9.00%, 10/01/30 ....... 57 57,599
82,702
Machinery — 2.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 15 14,138
ATS Corp., 4.13%, 12/15/28
(c)
......... 9 7,954
Chart Industries, Inc.
(c)
7.50% , 01/01/30 ................. 61 61,334
9.50% , 01/01/31 ................. 6 6,377
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 15,340
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
.................... 22 20,845
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c) (h)
........ 31 30,691
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
3 2,613
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 9 5,507
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 10 8,601
Terex Corp., 5.00%, 05/15/29
(c)
........ 29 25,970
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 46 45,080
Titan International, Inc., 7.00%, 04/30/28 .. 7 6,542
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 183,306
Wabash National Corp., 4.50%, 10/15/28
(c)
. 17 14,320
448,618
Media — 4.4%
AMC Networks, Inc., 4.75%, 08/01/25 .... 12 11,071
Cable One, Inc.
0.00% , 03/15/26
(j) (k)
............... 5 4,090
1.13% , 03/15/28
(j)
................ 17 12,648
4.00% , 11/15/30
(c)
................ 17 12,951
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 ................. 111 98,567
7.75% , 04/15/28 ................. 15 11,976
9.00% , 09/15/28 ................. 68 67,343
7.50% , 06/01/29 ................. 59 45,114
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 20 15,654
CSC Holdings LLC, 6.50%, 02/01/29
(c)
.... 200 165,687
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 44 38,904
DISH DBS Corp.
5.25% , 12/01/26
(c)
................ 46 39,093
5.13% , 06/01/29 ................. 22 12,197
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 67 67,500
GCI LLC, 4.75%, 10/15/28
(c)
.......... 12 10,350
Gray Television, Inc.
(c)
5.88% , 07/15/26 ................. 10 8,985
7.00% , 05/15/27 ................. 11 9,460
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 6 5,395
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 16 14,800
Security
Par (000)
Par (000) Value
Media (continued)
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
.... USD 5 $ 4,450
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 ................. 35 30,838
4.25% , 01/15/29 ................. 23 18,251
4.63% , 03/15/30 ................. 4 3,144
Radiate Holdco LLC
(c)
4.50% , 09/15/26 ................. 24 18,232
6.50% , 09/15/28 ................. 52 27,300
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 21 13,021
Sirius XM Radio, Inc.
(c)
3.13% , 09/01/26 ................. 24 21,390
5.00% , 08/01/27 ................. 45 41,103
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 8 6,460
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 2 1,895
Univision Communications, Inc.
(c)
5.13% , 02/15/25 ................. 9 8,772
6.63% , 06/01/27 ................. 5 4,656
8.00% , 08/15/28 ................. 22 21,329
7.38% , 06/30/30 ................. 13 11,881
Warnermedia Holdings, Inc.
5.14% , 03/15/52 ................. 36 26,750
5.39% , 03/15/62 ................. 21 15,510
926,767
Metals & Mining — 2.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(c)
. 9 8,955
ATI, Inc.
5.88% , 12/01/27 ................. 24 22,740
4.88% , 10/01/29 ................. 8 7,038
7.25% , 08/15/30 ................. 36 35,730
5.13% , 10/01/31 ................. 21 18,172
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 129 127,457
Carpenter Technology Corp.
6.38% , 07/15/28 ................. 6 5,787
7.63% , 03/15/30 ................. 21 21,026
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 14 12,084
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 ................. 29 25,323
4.50% , 06/01/31 ................. 25 19,803
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
. 5 5,050
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 39 36,406
Novelis Corp.
(c)
3.25% , 11/15/26 ................. 61 54,479
4.75% , 01/30/30 ................. 46 39,811
3.88% , 08/15/31 ................. 54 43,123
482,984
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP
(c)
5.25% , 10/01/25 ................. 3 2,889
4.25% , 02/01/27 ................. 8 6,997
4.75% , 06/15/29 ................. 4 3,231
13,117
Oil, Gas & Consumable Fuels — 8.8%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 35 34,724
Antero Midstream Partners LP
(c)
5.75% , 03/01/27 ................. 16 15,271
5.38% , 06/15/29 ................. 17 15,565
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 6 6,081
Apache Corp., 5.35%, 07/01/49 ........ 9 6,895
Ascent Resources Utica Holdings LLC
(c)
9.00% , 11/01/27 ................. 36 45,360
8.25% , 12/31/28 ................. 58 57,397
5.88% , 06/30/29 ................. 34 30,573
Baytex Energy Corp., 8.50%, 04/30/30
(c)
... 9 9,106

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
4.13% , 03/01/25
(c)
................ USD 3 $ 2,850
5.85% , 11/15/43 ................. 8 5,840
5.60% , 10/15/44 ................. 8 5,692
Callon Petroleum Co.
6.38% , 07/01/26 ................. 12 11,777
8.00% , 08/01/28
(c)
................ 38 38,054
7.50% , 06/15/30
(c)
................ 58 56,236
Chesapeake Energy Corp.
(c)
5.88% , 02/01/29 ................. 1 941
6.75% , 04/15/29 ................. 36 35,230
CITGO Petroleum Corp.
(c)
7.00% , 06/15/25 ................. 25 24,628
6.38% , 06/15/26 ................. 20 19,751
8.38% , 01/15/29 ................. 33 32,957
Civitas Resources, Inc.
(c)
8.38% , 07/01/28 ................. 53 53,928
8.75% , 07/01/31 ................. 41 41,880
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
11 9,156
CNX Resources Corp., 7.38%, 01/15/31
(c)
.. 7 6,862
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 ................. 25 22,997
5.88% , 01/15/30 ................. 36 31,163
Crescent Energy Finance LLC
(c)
7.25% , 05/01/26 ................. 73 71,540
9.25% , 02/15/28 ................. 30 30,629
Crestwood Midstream Partners LP
(c)
5.63% , 05/01/27 ................. 12 11,501
6.00% , 02/01/29 ................. 19 18,341
8.00% , 04/01/29 ................. 2 2,051
7.38% , 02/01/31 ................. 6 6,111
CrownRock LP
(c)
5.63% , 10/15/25 ................. 56 55,101
5.00% , 05/01/29 ................. 2 1,874
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
15 15,002
DT Midstream, Inc.
(c)
4.13% , 06/15/29 ................. 19 16,436
4.38% , 06/15/31 ................. 12 10,091
Earthstone Energy Holdings LLC
(c)
8.00% , 04/15/27 ................. 17 17,400
9.88% , 07/15/31 ................. 21 22,837
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.43%),
8.50%, 01/15/84
(f)
............... 13 12,893
EnLink Midstream LLC
5.63% , 01/15/28
(c)
................ 24 22,692
5.38% , 06/01/29 ................. 19 17,575
6.50% , 09/01/30
(c)
................ 16 15,520
EnLink Midstream Partners LP, 5.60%,
04/01/44 ..................... 20 16,600
EQM Midstream Partners LP
6.00% , 07/01/25
(c)
................ 9 8,860
4.13% , 12/01/26 ................. 5 4,628
6.50% , 07/01/27
(c)
................ 30 29,294
4.50% , 01/15/29
(c)
................ 3 2,670
7.50% , 06/01/30
(c)
................ 6 6,026
4.75% , 01/15/31
(c)
................ 11 9,468
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
.................... 7 6,965
Genesis Energy LP
6.50% , 10/01/25 ................. 6 5,897
7.75% , 02/01/28 ................. 4 3,792
8.88% , 04/15/30 ................. 9 8,787
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 3 2,503
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 5 4,833
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... USD 13 $ 10,962
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 ................. 7 6,564
5.75% , 02/01/29 ................. 13 11,739
6.00% , 04/15/30 ................. 1 902
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 27 22,886
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 17 15,938
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 2 1,930
Matador Resources Co.
5.88% , 09/15/26 ................. 16 15,442
6.88% , 04/15/28
(c)
................ 17 16,691
Murphy Oil Corp.
5.75% , 08/15/25 ................. 3 2,996
5.88% , 12/01/27 ................. 4 3,882
5.87% , 12/01/42
(f) (i)
............... 3 2,425
New Fortress Energy, Inc.
(c)
6.75% , 09/15/25 ................. 50 47,730
6.50% , 09/30/26 ................. 22 20,256
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
19 18,792
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 ................. 77 76,908
8.75% , 06/15/31 ................. 22 22,165
NuStar Logistics LP
5.75% , 10/01/25 ................. 6 5,835
6.00% , 06/01/26 ................. 13 12,613
6.38% , 10/01/30 ................. 2 1,894
Occidental Petroleum Corp., 6.20%, 03/15/40 10 9,532
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
.. 9 8,964
PDC Energy, Inc., 5.75%, 05/15/26 ...... 2 1,993
Permian Resources Operating LLC
(c)
5.38% , 01/15/26 ................. 9 8,616
7.75% , 02/15/26 ................. 41 41,265
6.88% , 04/01/27 ................. 22 21,686
5.88% , 07/01/29 ................. 30 28,221
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 27 24,299
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 2 1,781
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
............... 23 23,057
SM Energy Co.
5.63% , 06/01/25 ................. 11 10,766
6.75% , 09/15/26 ................. 10 9,816
6.50% , 07/15/28 ................. 6 5,760
Southwestern Energy Co., 5.38%, 02/01/29 . 16 14,736
Sunoco LP
6.00% , 04/15/27 ................. 6 5,815
5.88% , 03/15/28 ................. 2 1,919
7.00% , 09/15/28
(c)
................ 13 12,828
Tallgrass Energy Partners LP
(c)
7.50% , 10/01/25 ................. 2 1,994
6.00% , 03/01/27 ................. 3 2,820
5.50% , 01/15/28 ................. 2 1,820
6.00% , 12/31/30 ................. 2 1,765
6.00% , 09/01/31 ................. 4 3,487
TerraForm Power Operating LLC, 4.75%,
01/15/30
(c)
.................... 9 7,690
Venture Global Calcasieu Pass LLC
(c)
3.88% , 08/15/29 ................. 65 54,696
4.13% , 08/15/31 ................. 33 27,081
3.88% , 11/01/33 ................. 47 36,492
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 7 6,623
Vital Energy, Inc.
10.13% , 01/15/28 ................ 15 15,289

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.75% , 10/15/30 ................. USD 15 $ 15,334
Western Midstream Operating LP
5.45% , 04/01/44 ................. 10 8,061
5.30% , 03/01/48 ................. 19 14,830
5.50% , 08/15/48 ................. 10 7,951
5.25% , 02/01/50
(f) (i)
............... 14 10,907
1,845,275
Passenger Airlines — 1.1%
Air Canada, 3.88%, 08/15/26
(c)
......... 41 37,210
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... 5 4,706
American Airlines, Inc.
(c)
11.75% , 07/15/25 ................ 3 3,225
5.50% , 04/20/26 ................. 16 15,420
7.25% , 02/15/28 ................. 4 3,825
5.75% , 04/20/29 ................. 49 45,883
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 8 7,197
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
26 26,091
Spirit Loyalty Cayman Ltd.
8.00% , 09/20/25
(c)
................ 9 9,365
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 3 3,129
United Airlines, Inc.
(c)
4.38% , 04/15/26 ................. 33 30,518
4.63% , 04/15/29 ................. 39 33,522
VistaJet Malta Finance plc
(c)
7.88% , 05/01/27 ................. 9 7,751
6.38% , 02/01/30 ................. 12 9,269
237,111
Personal Care Products — 0.1%
(c)
Coty, Inc.
4.75% , 01/15/29 ................. 2 1,803
6.63% , 07/15/30 ................. 17 16,598
Prestige Brands, Inc., 3.75%, 04/01/31 .... 10 8,050
26,451
Pharmaceuticals — 0.5%
Catalent Pharma Solutions, Inc.
(c)
5.00% , 07/15/27 ................. 6 5,504
3.13% , 02/15/29 ................. 39 31,988
3.50% , 04/01/30 ................. 10 8,233
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 60 53,351
99,076
Professional Services — 0.8%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 6,789
CoreLogic, Inc., 4.50%, 05/01/28 ....... 76 57,667
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 75 64,660
KBR, Inc., 4.75%, 09/30/28 ........... 20 17,600
Science Applications International Corp.,
4.88%, 04/01/28 ................ 14 12,706
159,422
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI, 7.00% , 04/15/30 .......... 23 20,938
7.00% , 04/15/30
(c)
................ 11 9,928
Cushman & Wakefield US Borrower LLC
(c)
6.75% , 05/15/28 ................. 22 20,297
8.88% , 09/01/31 ................. 10 9,675
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 ................. 25 20,000
4.38% , 02/01/31 ................. 11 8,440
89,278
Security
Par (000)
Par (000) Value
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... USD 12 $ 10,000
Semiconductors & Semiconductor Equipment — 0.7%
(c)
Entegris Escrow Corp.
4.75% , 04/15/29 ................. 120 107,881
5.95% , 06/15/30 ................. 21 19,475
NCR Atleos Escrow Corp., 9.50%, 04/01/29 . 15 14,508
Synaptics, Inc., 4.00%, 06/15/29 ........ 15 12,375
154,239
Software — 5.8%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 20 19,389
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 15 14,933
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
160 133,841
Boxer Parent Co., Inc.
(c)
7.13% , 10/02/25 ................. 11 10,945
9.13% , 03/01/26 ................. 55 54,846
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 39 36,004
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 22 21,478
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 55 53,323
Clarivate Science Holdings Corp.
(c)
3.88% , 07/01/28 ................. 95 82,242
4.88% , 07/01/29 ................. 61 51,993
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 ................. 266 235,232
9.00% , 09/30/29 ................. 110 95,590
Consensus Cloud Solutions, Inc.
(c)
6.00% , 10/15/26 ................. 5 4,602
6.50% , 10/15/28 ................. 6 5,114
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 2 1,685
Elastic NV, 4.13%, 07/15/29
(c)
......... 30 25,550
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 19 16,988
McAfee Corp., 7.38%, 02/15/30
(c)
....... 72 60,278
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 39 34,637
NCR Corp.
(c)
5.00% , 10/01/28 ................. 9 8,056
6.13% , 09/01/29 ................. 13 13,332
Open Text Corp., 6.90%, 12/01/27
(c)
...... 63 63,143
PTC, Inc., 3.63%, 02/15/25
(c)
.......... 4 3,844
Sabre GLBL, Inc., 8.63%, 06/01/27
(c)
..... 34 28,825
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
63 59,449
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 27 22,559
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
62 51,674
1,209,552
Specialized REITs — 0.5%
Iron Mountain, Inc., 7.00%, 02/15/29
(c)
.... 47 45,968
SBA Communications Corp.
3.88% , 02/15/27 ................. 25 22,907
3.13% , 02/01/29 ................. 43 35,865
104,740
Specialty Retail — 1.9%
Arko Corp., 5.13%, 11/15/29
(c)
......... 14 11,291
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................. 9 8,057
4.75% , 03/01/30 ................. 2 1,709
5.00% , 02/15/32
(c)
................ 9 7,457
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 31 26,704
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 9,394
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 24 20,405
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 11 9,271
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 13,524
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 30 28,389

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... USD 5 $ 4,676
SRS Distribution, Inc.
(c)
4.63% , 07/01/28 ................. 51 44,059
6.13% , 07/01/29 ................. 39 33,215
6.00% , 12/01/29 ................. 47 39,480
Staples, Inc., 7.50%, 04/15/26
(c)
........ 11 9,046
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 123 108,709
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c) (h)
........... 20 19,296
394,682
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25% , 12/15/29 ................. 24 24,648
8.50% , 07/15/31 ................. 30 30,773
55,421
Textiles, Apparel & Luxury Goods — 0.3%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 16 12,379
Hanesbrands, Inc.
4.88% , 05/15/26 ................. 11 10,085
9.00% , 02/15/31 ................. 7 6,672
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 8 6,611
Levi Strauss & Co., 3.50%, 03/01/31 ..... 20 15,816
William Carter Co. (The), 5.63%, 03/15/27 .. 19 18,273
69,836
Trading Companies & Distributors — 1.7%
(c)
Aircastle Ltd., 6.50%, 07/18/28 ......... 8 7,845
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 ................. 10 8,550
6.50% , 08/01/30 ................. 17 16,475
Fortress Transportation & Infrastructure
Investors LLC
6.50% , 10/01/25 ................. 43 42,262
9.75% , 08/01/27 ................. 19 19,653
5.50% , 05/01/28 ................. 41 37,170
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 7 5,826
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 2 1,708
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 38 35,935
Imola Merger Corp., 4.75%, 05/15/29 ..... 22 19,281
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 113 110,022
WESCO Distribution, Inc.
7.13% , 06/15/25 ................. 6 6,014
7.25% , 06/15/28 ................. 45 45,218
355,959
Wireless Telecommunication Services — 0.9%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... 200 186,540
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(f) (h)
......... 18 6,381
192,921
Total Corporate Bonds — 94 .7%
(Cost: $ 21,190,258 ) .............................. 19,836,965
Security
Shares
Shares Value
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(l)
......................... 1,300 $ 95,836
Total Investment Companies — 0 .4%
(Cost: $ 94,432 ) ................................ 95,836
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a) (d)
................ USD 140 210
Total Other Interests — 0 .0%
(Cost: $ — ) .................................... 210
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.1%
Banks — 0.3%
(f)(g)
Citigroup, Inc. , Series Y , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. 10 8,004
JPMorgan Chase & Co. , Series Q , (3-mo. CME
Term SOFR + 3.51%), 8.88% ........ 20 20,038
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 20 18,380
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 17 14,573
60,995
Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The) , Series R , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(f) (g)
... 70 64,822
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(f) (g)
10 8,546
Electric Utilities — 0.2%
(f)(g)
Edison International , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.90%), 5.00% ........... 15 12,820
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................ 28 27,423
40,243
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (f) (g)
..................... 17 15,512

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(f) (g)
......... USD 35 $ 32,160
Total Preferred Securities — 1 .1%
(Cost: $ 241,656 ) ................................ 222,278
Total Long-Term Investments — 96.7%
(Cost: $ 21,658,050 ) .............................. 20,271,021
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23%
(l) (n)
................. 43,007 $ 43,007
Total Short-Term Securities — 0 .2%
(Cost: $ 43,007 ) ................................ 43,007
Total Investments — 96 .9%
(Cost: $ 21,701,057 ) .............................. 20,314,028
Other Assets Less Liabilities — 3.1% ................... 639,374
Net Assets — 100.0% ..............................
$ 20,953,402
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,997, representing less than 0.05% of its net assets as of period end, and an original cost of $25,124.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Affiliate of the Fund.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 378,880 $ — $ (335,873)
(a)
$ — $ — $ 43,007 43,007 $ 11,882 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 95,719 — — — 117 95,836 1,300 3,835 —
$ — $ 117 $ 138,843 $ 15,717 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 1 12/29/23 $ 105 $ (697)
Short Contracts
U.S. Treasury Ultra Bond ..................................................... 1 12/19/23 119 8,234
$ 7,537
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V1 ........... 5 .00 % Quarterly 12/20/28 B+ USD 200 $ 1,904 $ 2,311 $ (407)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Capital Markets ........................................ $ — $ 7,997 $ — $ 7,997
Chemicals ............................................ 12,335 — — 12,335
Financial Services ...................................... 2,567 — — 2,567
Ground Transportation ................................... 9,244 — — 9,244
Hotels, Restaurants & Leisure .............................. 17,596 — — 17,596

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
IT Services ........................................... $ 1,697 $ — $ — $ 1,697
Metals & Mining ........................................ 33,433 — — 33,433
Pharmaceuticals ....................................... 16,072 — — 16,072
Software ............................................. 14,791 — — 14,791
Corporate Bonds ........................................ — 19,836,965 — 19,836,965
Investment Companies .................................... 95,836 — — 95,836
Other Interests .......................................... — 210 — 210
Preferred Securities ....................................... — 222,278 — 222,278
Short-Term Securities
Money Market Funds ...................................... 43,007 — — 43,007
$ 246,578 $ 20,067,450 $ — $ 20,314,028
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 8,234 $ — $ — $ 8,234
Liabilities
Credit contracts ........................................... — (407) — (407)
Interest rate contracts ....................................... (697) — — (697)
$ 7,537 $ (407) $ — $ 7,130
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
ETF Exchange-Traded Fund
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)